UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:     December 31, 2008

Check here if Amendment [   ]; Amendment Number: ____
        This Amendment (Check only one.):   [   ] is a restatement.
                                            [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:                 Cambrian Capital, L.P.
Address:              45 Coolidge Point
                      Manchester, MA 01944

Form 13F File Number: 028-12248

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:
Name:                 Karen Durante
Title:                Chief Financial Officer
Phone:                (978) 526-7010

Signature, Place, and Date of Signing:

/s/ Karen Durante               Manchester, MA              February 10, 2009
    [Signature]                    [City, State]                 [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:                2

No.:     Form 13F File Number:         Name:
1        028-12250                     Ernst H. von Metzsch
2        028-12249                     Roland A. von Metzsch

Form 13F Information Table Entry Total:          49

Form 13F Information Table Value Total:     318,151
                                            (x$1000)

                                 FORM 13F INFORMATION TABLE
                      NAME OF REPORTING MANAGER: CAMBRIAN CAPITAL, L.P.
                                      As of 12/31/08

  Column 1                    Column 2      Column 3   Column 4       Column 5         Column 6   Column 7     Column 8

  Name of                     Title of                  Value     TOTAL    SH/ PUT/   Investment   Other        Voting
  Issuer                       Class         CUSIP     (X$1000)   SHARES   PRN CALL   Discretion  Managers     Authority

                                                                                                           Sole  Shared  None

AGNICO EAGLE MINES LTD        COM            008474108    5,544     108,000 SH        Defined      1,2       108,000
ALLIED NEVADA GOLD CORP       COM            019344100      605     119,500 SH        Defined      1,2       119,500
APACHE CORP                   COM            037411105   25,266     339,000 SH        Defined      1,2       339,000
ARENA RESOURCES INC           COM            040049108    9,613     342,211 SH        Defined      1,2       342,211
BARRICK GOLD CORP             COM            067901108    4,339     118,000 SH        Defined      1,2       118,000
BHP BILLITON LTD              SPONSORED ADR  088606108    8,443     196,800 SH        Defined      1,2       196,800
CAMECO CORP                   COM            13321L108    5,080     294,500 SH        Defined      1,2       294,500
CANO PETE INC                 COM            137801106       24      53,750 SH        Defined      1,2        53,750
CANADIAN NAT RES LTD          COM            136385101    6,493     162,400 SH        Defined      1,2       162,400
CHALLENGER ENERGY CORP        COM            15758N101    5,772   5,019,238 SH        Defined      1,2     5,019,238
COMPANHIA VALE DO RIO DOCE    SPONSORED ADR  204412209    2,238     184,800 SH        Defined      1,2       184,800
CONSOL ENERGY INC             COM            20854P109   14,941     522,782 SH        Defined      1,2       522,782
CONTINENTAL RESOURCES INC     COM            212015101    4,380     211,500 SH        Defined      1,2       211,500
DENBURY RES INC               COM NEW        247916208    7,586     694,656 SH        Defined      1,2       694,656
DEVON ENERGY CORP NEW         COM            25179M103   19,299     293,700 SH        Defined      1,2       293,700
ENI S P A                     SPONSORED ADR  26874R108    5,978     125,000 SH        Defined      1,2       125,000
FREEPORT-MCMORAN COPPER & GO  COM            35671D857    4,046     165,528 SH        Defined      1,2       165,528
FRONTEER DEV GROUP INC        COM            35903Q106      278     141,800 SH        Defined      1,2       141,800
GAMMON GOLD INC               COM            36467T106      715     130,700 SH        Defined      1,2       130,700
GOLDCORP INC NEW              COM            380956409    3,923     124,413 SH        Defined      1,2       124,413
GRAN TIERRA ENERGY INC        COM            38500T101    1,960     700,000 SH        Defined      1,2       700,000
HALLIBURTON CO                COM            406216101   10,130     557,180 SH        Defined      1,2       557,180
HUGOTON RTY TR TEX            COM            444717102    2,692     167,700 SH        Defined      1,2       167,700
IAMGOLD CORP                  COM            450913108      534      87,459 SH        Defined      1,2        87,459
ISHARES SILVER TRUST          ISHARES        46428Q109    1,814     162,000 SH        Defined      1,2       162,000
MONSANTO CO NEW               COM            61166W101    2,849      40,500 SH        Defined      1,2        40,500
NATIONAL OILWELL VARCO INC    COM            637071101    9,020     369,078 SH        Defined      1,2       369,078
NEXEN INC                     COM            65334H102   21,092   1,199,800 SH        Defined      1,2     1,199,800
NUCOR CORP                    COM            670346105      744      16,100 SH        Defined      1,2        16,100
OCCIDENTAL PETE CORP DEL      COM            674599105   13,760     229,366 SH        Defined      1,2       229,366
PAN AMERICAN SILVER CORP      COM            697900108      265      15,500 SH        Defined      1,2        15,500
PERMIAN BASIN RTY TR          UNIT BEN INT   714236106    4,819     351,761 SH        Defined      1,2       351,761
PETRO RES CORP                COM            71646K106      179     543,300 SH        Defined      1,2       543,300
PETROHAWK ENERGY CORP         COM            716495106    6,647     425,280 SH        Defined      1,2       425,280
PETROLEO BRASILEIRO SA PETRO  SP ADR NON VTG 71654V101    9,200     450,780 SH        Defined      1,2       450,780
POTASH CORP SASK INC          COM            73755L107    5,492      75,000 SH        Defined      1,2        75,000
SAN JUAN BASIN RTY TR         UNIT BEN INT   798241105    3,562     115,000 SH        Defined      1,2       115,000
SCHLUMBERGER LTD              COM            806857108   12,579     297,167 SH        Defined      1,2       297,167
SILVER WHEATON CORP           COM            828336107    4,541     699,700 SH        Defined      1,2       699,700
SOUTHWESTERN ENERGY CO        COM            845467109   18,312     632,100 SH        Defined      1,2       632,100
SPDR GOLD TRUST               GOLD SHS       78463V107    1,384      16,000 SH        Defined      1,2        16,000
SUNCOR ENERGY INC             COM            867229106   17,687     907,023 SH        Defined      1,2       907,023
TALISMAN ENERGY INC           COM            87425E103      240      24,000 SH        Defined      1,2        24,000
THOMPSON CREEK METALS CO INC  COM            884768102    2,394     600,000 SH        Defined      1,2       600,000
TRANSOCEAN INC NEW            SHS            G90073100    2,913      61,645 SH        Defined      1,2        61,645
ULTRA PETROLEUM CORP          COM            903914109    2,564      74,300 SH        Defined      1,2        74,300
WEATHERFORD INTERNATIONAL LT  COM            G95089101    5,149     475,839 SH        Defined      1,2       475,839
XTO ENERGY INC                COM            98385X106   19,826     562,120 SH        Defined      1,2       562,120
YAMANA GOLD INC               COM            98462Y100    1,244     161,200 SH        Defined      1,2       161,200
